Financial risk management - Summary of Table presents the group's assets and liabilities that are measured at fair value (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 9,002	€ 0
Level 1 of fair value hierarchy [member] | Other non-current assets
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	5,826	0
Level 3 of fair value hierarchy [member] | Other non-current assets
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	3,176	0
Other Current Liabilities [Member]
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	2,375	1,952
Other Current Liabilities [Member] | Level 1 of fair value hierarchy [member]
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,028	1,259
Other Current Liabilities [Member] | Level 3 of fair value hierarchy [member]
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 1,347	€ 693